Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: March 12, 2024

Payment Date	3/15/2024
Collection Period Start	2/1/2024
Collection Period End	2/29/2024
Interest Period Start	2/15/2024
Interest Period End	3/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$40,185,937.00	$30,771,094.65	$9,414,842.35	0.047192	Oct-24
Class A-2a Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-2b Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$968,735,937.00	$30,771,094.65	$937,964,842.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,056,785,702.23	$1,023,014,566.79	0.832416
YSOC Amount	$85,229,556.94	$82,229,516.15
Adjusted Pool Balance	$971,556,145.29	$940,785,050.64
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$40,185,937.00	5.66300%	ACT/360	$183,322.66
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,073,059.00
Class A-2b Notes	$217,880,000.00	5.91471%	ACT/360	$1,038,117.04
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$968,735,937.00			$4,651,013.54

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,056,785,702.23	$1,023,014,566.79
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$971,556,145.29	$940,785,050.64
Number of Receivables Outstanding	47,565	46,908
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,532,422.81
Principal Collections	$33,550,638.08
Liquidation Proceeds	$65,970.21
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,149,031.10
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,149,031.10

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$880,654.75	$880,654.75	$—	$—	$37,268,376.35
Interest - Class A-1 Notes	$183,322.66	$183,322.66	$—	$—	$37,085,053.69
Interest - Class A-2a Notes	$1,073,059.00	$1,073,059.00	$—	$—	$36,011,994.69
Interest - Class A-2b Notes	$1,038,117.04	$1,038,117.04	$—	$—	$34,973,877.65
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$33,054,441.65
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$32,752,039.32
First Allocation of Principal	$—	$—	$—	$—	$32,752,039.32
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$32,707,147.15
Second Allocation of Principal	$5,410,886.36	$5,410,886.36	$—	$—	$27,296,260.79
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,251,368.62
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,981,368.62
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,936,476.45
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,666,476.45
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,666,476.45
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,846,268.16
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,846,268.16
Remaining Funds to Certificates	$1,846,268.16	$1,846,268.16	$—	$—	$—
Total	$38,149,031.10	$38,149,031.10	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$85,229,556.94
Increase/(Decrease)	$(3,000,040.79)
Ending YSOC Amount	$82,229,516.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$971,556,145.29	$940,785,050.64
Note Balance	$968,735,937.00	$937,964,842.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	23	$220,497.36
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	36	$65,970.21
Monthly Net Losses (Liquidation Proceeds)			$154,527.15
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			(0.04)%
Preceding Collection Period			0.19%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$798,429.39
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	36	$980,252.72
60-89 Days Delinquent	0.03%	12	$328,695.66
90-119 Days Delinquent	0.00%	1	$19,882.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.13%	49	$1,328,830.70

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$125,008.29
Total Repossessed Inventory		7	$151,050.17

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		13	$348,577.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.37	0.04%	13	0.03%